ATA Creativity Global ("Parent Company") - Condensed Statements of Comprehensive Income (Loss) (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cost of revenues	¥ 126,795,209	$ 17,370,872	¥ 106,961,759	¥ 104,315,856
Operating expenses	(184,484,040)	(25,274,209)	(156,183,978)	(159,108,097)
Foreign currency exchange losses, net	(18,989)	(2,601)	(4,876)	5,436
Loss before income taxes	(42,499,563)	(5,822,415)	(40,522,250)	(54,515,615)
Income tax expense	(6,401,691)	(877,028)	(6,811,709)	(5,921,384)
Net loss attributable to ATA Creativity Global	(36,097,777)	(4,945,374)	(33,660,245)	(47,892,909)
Comprehensive loss attributable to ATA Creativity Global	(36,045,453)	(4,938,206)	(33,661,667)	(47,336,147)
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Cost of revenues	(146,109)	(20,017)	(74,827)	(88,930)
Operating expenses	(6,750,893)	(924,869)	(5,141,980)	(6,175,519)
Investment loss	(29,233,857)	(4,005,022)	(28,469,235)	(41,635,317)
Interest income	33,082	4,532	25,802	6,861
Foreign currency exchange losses, net			(5)	(4)
Loss before income taxes	(36,097,777)	(4,945,376)	(33,660,245)	(47,892,909)
Net loss attributable to ATA Creativity Global	(36,097,777)	(4,945,376)	(33,660,245)	(47,892,909)
Other comprehensive income (loss)	52,324	7,168	(1,422)	556,762
Comprehensive loss attributable to ATA Creativity Global	¥ (36,045,453)	$ (4,938,208)	¥ (33,661,667)	¥ (47,336,147)